Distribution Date:	01/17/25	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15		David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
Specially Serviced Loan Detail - Part 2	21-22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764RBB3	1.405000%	55,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764RBC1	2.790000%	74,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764RBD9	3.069000%	106,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61764RBE7	2.988000%	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61764RBF4	3.249000%	317,319,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61764RBH0	3.605000%	79,364,000.00	11,034,730.77	11,034,730.77	33,150.17	0.00	0.00	11,067,880.94	0.00	0.00%	23.09%
B	61764RBJ6	4.160000%	73,040,000.00	73,040,000.00	73,040,000.00	253,205.33	0.00	0.00	73,293,205.33	0.00	0.00%	16.72%
C	61764RBL1	4.408456%	52,780,000.00	52,780,000.00	52,780,000.00	193,898.60	0.00	0.00	52,973,898.60	0.00	0.00%	12.13%
D	61764RAN8	3.071000%	50,220,000.00	50,220,000.00	40,486,211.91	128,521.35	0.00	0.00	40,614,733.26	9,733,788.09	89.12%	7.75%
E	61764RAQ1	2.850000%	31,131,000.00	31,131,000.00	0.00	65,935.62	0.00	0.00	65,935.62	31,131,000.00	54.31%	5.04%
F	61764RAS7	2.850000%	23,967,000.00	23,967,000.00	0.00	0.00	0.00	0.00	0.00	23,967,000.00	27.51%	2.95%
G	61764RAU2	2.850000%	33,863,538.00	24,609,217.67	0.00	0.00	0.00	0.00	0.00	24,609,217.67	0.00%	0.00%
V	61764RAW8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764RAY4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,147,884,540.00	266,781,948.44	177,340,942.68	674,711.07	0.00	0.00	178,015,653.75	89,441,005.76

X-A	61764RBG2	0.803456%	882,883,000.00	11,034,730.77	0.00	7,388.27	0.00	0.00	7,388.27	0.00
X-B	61764RAA6	0.248456%	73,040,000.00	73,040,000.00	0.00	15,122.70	0.00	0.00	15,122.70	0.00
X-D	61764RAE8	1.337456%	50,220,000.00	50,220,000.00	0.00	55,972.54	0.00	0.00	55,972.54	9,733,788.09
X-E	61764RAG3	1.558456%	31,131,000.00	31,131,000.00	0.00	40,430.25	0.00	0.00	40,430.25	31,131,000.00
X-F	61764RAJ7	1.558456%	23,967,000.00	23,967,000.00	0.00	31,126.27	0.00	0.00	31,126.27	23,967,000.00
X-G	61764RAL2	1.558456%	33,863,538.00	24,609,217.67	0.00	31,960.32	0.00	0.00	31,960.32	24,609,217.67
Notional SubTotal			1,095,104,538.00	214,001,948.44	0.00	182,000.35	0.00	0.00	182,000.35	89,441,005.76

Deal Distribution Total					177,340,942.68	856,711.42	0.00	0.00	178,197,654.10

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764RBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764RBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764RBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61764RBE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61764RBF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61764RBH0	139.03949864	139.03949864	0.41769782	0.00000000	0.00000000	0.00000000	0.00000000	139.45719646	0.00000000
B	61764RBJ6	1,000.00000000	1,000.00000000	3.46666662	0.00000000	0.00000000	0.00000000	0.00000000	1,003.46666662	0.00000000
C	61764RBL1	1,000.00000000	1,000.00000000	3.67371353	0.00000000	0.00000000	0.00000000	0.00000000	1,003.67371353	0.00000000
D	61764RAN8	1,000.00000000	806.17705914	2.55916667	0.00000000	0.00000000	0.00000000	0.00000000	808.73622581	193.82294086
E	61764RAQ1	1,000.00000000	0.00000000	2.11800520	0.25699464	0.62228165	0.00000000	0.00000000	2.11800520	1,000.00000000
F	61764RAS7	1,000.00000000	0.00000000	0.00000000	2.37500021	10.76760170	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61764RAU2	726.71726357	0.00000000	0.00000000	1.72595344	34.31104098	0.00000000	0.00000000	0.00000000	726.71726357
V	61764RAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764RAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764RBG2	12.49851993	0.00000000	0.00836835	0.00000000	0.00000000	0.00000000	0.00000000	0.00836835	0.00000000
X-B	61764RAA6	1,000.00000000	0.00000000	0.20704682	0.00000000	0.00000000	0.00000000	0.00000000	0.20704682	0.00000000
X-D	61764RAE8	1,000.00000000	0.00000000	1.11454679	0.00000000	0.00000000	0.00000000	0.00000000	1.11454679	193.82294086
X-E	61764RAG3	1,000.00000000	0.00000000	1.29871350	0.00000000	0.00000000	0.00000000	0.00000000	1.29871350	1,000.00000000
X-F	61764RAJ7	1,000.00000000	0.00000000	1.29871365	0.00000000	0.00000000	0.00000000	0.00000000	1.29871365	1,000.00000000
X-G	61764RAL2	726.71726357	0.00000000	0.94379743	0.00000000	0.00000000	0.00000000	0.00000000	0.94379743	726.71726357

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	12/01/24 - 12/30/24	30	0.00	7,388.27	0.00	7,388.27	0.00	0.00	0.00	7,388.27	0.00
X-B	12/01/24 - 12/30/24	30	0.00	15,122.70	0.00	15,122.70	0.00	0.00	0.00	15,122.70	0.00
X-D	12/01/24 - 12/30/24	30	0.00	55,972.54	0.00	55,972.54	0.00	0.00	0.00	55,972.54	0.00
X-E	12/01/24 - 12/30/24	30	0.00	40,430.25	0.00	40,430.25	0.00	0.00	0.00	40,430.25	0.00
X-F	12/01/24 - 12/30/24	30	0.00	31,126.27	0.00	31,126.27	0.00	0.00	0.00	31,126.27	0.00
X-G	12/01/24 - 12/30/24	30	0.00	31,960.32	0.00	31,960.32	0.00	0.00	0.00	31,960.32	0.00
A-S	12/01/24 - 12/30/24	30	0.00	33,150.17	0.00	33,150.17	0.00	0.00	0.00	33,150.17	0.00
B	12/01/24 - 12/30/24	30	0.00	253,205.33	0.00	253,205.33	0.00	0.00	0.00	253,205.33	0.00
C	12/01/24 - 12/30/24	30	0.00	193,898.60	0.00	193,898.60	0.00	0.00	0.00	193,898.60	0.00
D	12/01/24 - 12/30/24	30	0.00	128,521.35	0.00	128,521.35	0.00	0.00	0.00	128,521.35	0.00
E	12/01/24 - 12/30/24	30	11,371.75	73,936.13	0.00	73,936.13	8,000.50	0.00	0.00	65,935.62	19,372.25
F	12/01/24 - 12/30/24	30	201,145.48	56,921.63	0.00	56,921.63	56,921.63	0.00	0.00	0.00	258,067.11
G	12/01/24 - 12/30/24	30	1,103,446.35	58,446.89	0.00	58,446.89	58,446.89	0.00	0.00	0.00	1,161,893.24
Totals			1,315,963.58	980,080.45	0.00	980,080.45	123,369.02	0.00	0.00	856,711.42	1,439,332.60

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764RBH0	3.605000%	79,364,000.00	11,034,730.77	11,034,730.77	33,150.17	0.00	0.00	11,067,880.94	0.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764RBJ6	4.160000%	73,040,000.00	73,040,000.00	73,040,000.00	253,205.33	0.00	0.00	73,293,205.33	0.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764RBL1	4.408456%	52,780,000.00	52,780,000.00	52,780,000.00	193,898.60	0.00	0.00	52,973,898.60	0.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			205,184,000.03	136,854,730.77	136,854,730.77	480,254.10	0.00	0.00	137,334,984.87	0.00

Exchangeable Certificate Details
PST	61764RBK3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	178,197,654.10
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,015,471.46	Master Servicing Fee	3,036.21
Interest Reductions due to Nonrecoverability Determination	(63,605.48)	Certificate Administrator Fee	804.05
Interest Adjustments	1,492.51	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	114.86
ARD Interest	0.00	Trust Advisor Fee	344.59
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	953,358.49	Total Fees	4,299.72

Principal		Expenses/Reimbursements
Scheduled Principal	170,766,126.87	Reimbursement for Interest on Advances	(171.65)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	6,574,815.81	Special Servicing Fees (Monthly)	(9,254.43)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	79,334.90
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(8,130.80)
Total Principal Collected	177,340,942.68	Total Expenses/Reimbursements	61,778.02

		Interest Reserve Deposit	30,569.30

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	856,711.42
Excess Liquidation Proceeds	0.00	Principal Distribution	177,340,942.68
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	178,197,654.10
Total Funds Collected	178,294,301.17	Total Funds Distributed	178,294,301.14

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	266,781,948.44	266,781,948.44	Beginning Certificate Balance	266,781,948.44
(-) Scheduled Principal Collections	170,766,126.87	170,766,126.87	(-) Principal Distributions	177,340,942.68
(-) Unscheduled Principal Collections	6,574,815.81	6,574,815.81	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	89,441,005.76	89,441,005.76	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	267,265,126.47	267,265,126.47	Ending Certificate Balance	89,441,005.76
Ending Actual Collateral Balance	89,909,953.17	89,909,953.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.41%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	2	7,604,325.70	8.50%	26	4.4943	2.227046	1.30 or less	1	17,318,741.79	19.36%	(1)	4.2650	(0.860000)
5,000,001 to 10,000,000	2	13,580,789.77	15.18%	(1)	4.4351	1.680947	1.31 to 1.40	1	5,134,984.53	5.74%	(1)	4.4600	1.370000
10,000,001 to 15,000,000	1	14,017,076.65	15.67%	22	4.7050	1.810000	1.41 to 1.50	1	17,100,000.00	19.12%	0	4.7000	1.480000
15,000,001 to 20,000,000	3	54,238,813.64	60.64%	0	4.4697	1.810821	1.51 to 1.60	1	3,346,950.92	3.74%	59	4.3750	1.600000
20,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 35,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	2	22,462,881.89	25.11%	13	4.5978	1.832559
35,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 85,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
85,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.30	0	0.00	0.00%	0	0.0000	0.000000
Totals	8	89,441,005.76	100.00%	6	4.5034	1.826360	2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71 or greater	2	24,077,446.63	26.92%	1	4.4744	4.127638
							Totals	8	89,441,005.76	100.00%	6	4.5034	1.826360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	19,820,071.85	22.16%	1	4.4500	4.430000
							Lodging	3	24,077,446.63	26.92%	1	4.4744	4.127638
Georgia	1	8,445,805.24	9.44%	(1)	4.4200	1.870000
							Office	1	17,318,741.79	19.36%	(1)	4.2650	(0.860000)
Louisiana	1	5,134,984.53	5.74%	(1)	4.4600	1.370000
							Retail	5	48,044,817.34	53.72%	10	4.6039	1.641439
Maryland	1	14,017,076.65	15.67%	22	4.7050	1.810000
							Totals	9	89,441,005.76	100.00%	6	4.5034	1.826360
New York	2	34,418,741.79	38.48%	(1)	4.4811	0.302564

Pennsylvania	1	3,346,950.92	3.74%	59	4.3750	1.600000

Texas	1	4,257,374.78	4.76%	0	4.5880	2.720000

Totals	9	89,441,005.76	100.00%	6	4.5034	1.826360

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	5	54,066,554.33	60.45%	3	4.3824	1.869779	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	3	35,374,451.43	39.55%	9	4.6885	1.759998	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	89,441,005.76	100.00%	6	4.5034	1.826360	49 months or greater	8	89,441,005.76	100.00%	6	4.5034	1.826360
								Totals	8	89,441,005.76	100.00%	6	4.5034	1.826360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

			Current Mortgage Loan and Property Stratification

	Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
60 months or less	7	86,094,054.84	96.26%	3	4.5084	1.835160	Interest Only	1	17,100,000.00	19.12%	0	4.7000	1.480000
61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000	230 months or less	0	0.00	0.00%	0	0.0000	0.000000
85 months to 114 months	0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	6	68,994,054.84	77.14%	4	4.4610	1.923185
115 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
121 months to 144 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	7	86,094,054.84	96.26%	3	4.5084	1.835160
145 months or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	7	86,094,054.84	96.26%	3	4.5084	1.835160
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	1	3,346,950.92	3.74%	59	4.3750	1.600000
	12 months or less	5	51,346,482.48	57.41%	3	4.4620	0.751709	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	2	33,837,148.50	37.83%	10	4.5556	3.344662	85 months to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	1	4,257,374.78	4.76%	0	4.5880	2.720000	115 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000	121 months to 144 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000	145 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	89,441,005.76	100.00%	6	4.5034	1.826360	Totals	1	3,346,950.92	3.74%	59	4.3750	1.600000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30308710	OF	Orlando	FL	Actual/360	4.380%	232,321.62	61,596,540.61	0.00	N/A	01/01/25	--	61,596,540.61	0.00	01/01/25
10	30308718	LO	Palm Desert	CA	Actual/360	4.450%	76,130.59	47,280.51	0.00	N/A	02/01/25	--	19,867,352.36	19,820,071.85	01/01/25
12	30308720	OF	New York	NY	Actual/360	4.265%	0.00	0.00	0.00	N/A	12/01/24	--	17,318,741.79	17,318,741.79	01/01/23
14	30308722	MF	Houston	TX	Actual/360	4.370%	66,095.18	17,564,231.26	0.00	N/A	01/01/25	--	17,564,231.26	0.00	01/01/25
16	30308724	RT	New York	NY	Actual/360	4.700%	69,207.50	0.00	0.00	N/A	01/05/25	--	17,100,000.00	17,100,000.00	12/05/24
18	30308726	LO	DuPont	WA	Actual/360	4.320%	47,760.48	12,437,625.16	0.00	N/A	01/01/25	--	12,437,625.16	0.00	01/02/25
20	30308728	RT	Rockville	MD	Actual/360	4.705%	56,896.46	26,133.68	0.00	N/A	11/01/26	--	14,043,210.33	14,017,076.65	01/01/25
23	30308731	RT	Chandler	AZ	Actual/360	4.510%	42,393.39	10,915,971.29	0.00	N/A	01/01/25	--	10,915,971.29	0.00	01/01/25
30	30308738	RT	Westminster	CO	Actual/360	4.230%	34,814.09	9,557,744.83	0.00	N/A	01/01/25	--	9,557,744.83	0.00	01/01/25
32	30308740	LO	Salisbury	NC	Actual/360	4.450%	34,101.96	8,899,388.37	0.00	N/A	01/01/25	--	8,899,388.37	0.00	01/01/25
33	30308741	RT	Roswell	GA	Actual/360	4.420%	32,223.62	20,480.40	0.00	N/A	12/01/24	--	8,466,285.64	8,445,805.24	01/01/25
40	30308748	RT	Round Rock	TX	Actual/360	4.250%	28,464.80	7,777,857.70	0.00	N/A	01/01/25	--	7,777,857.70	0.00	01/01/25
44	30308752	MF	Tucson	AZ	Actual/360	4.200%	28,210.20	7,800,054.28	0.00	N/A	01/01/25	--	7,800,054.28	0.00	01/01/25
47	30308755	IN	Sacramento	CA	Actual/360	4.500%	27,489.56	7,094,081.05	0.00	N/A	11/01/24	--	7,094,081.05	0.00	01/01/25
48	30308756	RT	Philadelphia	PA	Actual/360	4.375%	12,795.32	49,411.55	0.00	N/A	12/01/29	--	3,396,362.47	3,346,950.92	01/01/25
52	30308760	RT	Fredericksburg	VA	Actual/360	4.400%	24,911.25	6,574,815.81	0.00	N/A	02/01/25	--	6,574,815.81	0.00	01/01/25
55	30308763	RT	Fresno	CA	Actual/360	4.480%	23,379.77	6,060,423.18	0.00	N/A	12/01/24	--	6,060,423.18	0.00	01/01/25
56	30308764	RT	Los Angeles	CA	Actual/360	4.430%	26,703.06	7,000,000.00	0.00	N/A	12/01/24	--	7,000,000.00	0.00	01/01/25
62	30308770	RT	Youngsville	LA	Actual/360	4.460%	19,768.74	12,381.11	0.00	N/A	12/01/24	--	5,147,365.64	5,134,984.53	12/01/24
71	30308779	OF	The Woodlands	TX	Actual/360	4.350%	18,097.36	4,831,330.19	0.00	N/A	01/01/25	--	4,831,330.19	0.00	01/01/25
72	30308780	LO	Bedford	TX	Actual/360	4.588%	16,859.52	10,016.67	0.00	N/A	01/01/25	--	4,267,391.45	4,257,374.78	10/01/24
76	30308784	RT	Austin	TX	Actual/360	4.485%	16,664.89	4,315,000.00	0.00	N/A	12/01/24	--	4,315,000.00	0.00	01/01/25
78	30308786	LO	Quincy	FL	Actual/360	4.598%	10,274.21	2,594,896.80	0.00	N/A	01/01/25	--	2,594,896.80	0.00	01/01/25
85	30308793	MF	Tucson	AZ	Actual/360	4.200%	7,794.92	2,155,278.23	0.00	N/A	01/01/25	--	2,155,278.23	0.00	01/01/25
Totals							953,358.49	177,340,942.68	0.00				266,781,948.44	89,441,005.76
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	7,193,602.53	7,329,248.51	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,089,782.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(1,065,908.58)	(871,270.60)	01/01/24	06/30/24	07/11/24	6,071,926.36	54,617.63	(574.16)	1,187,921.57	1,808,097.60	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,179,027.12	1,263,806.05	01/01/24	09/30/24	--	0.00	0.00	69,060.25	69,060.25	18,791.72	0.00
18	1,702,496.78	1,558,578.96	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,900,005.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,067,091.82	1,134,596.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,257,012.27	1,190,130.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	924,878.90	1,272,465.67	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,204,062.92	1,492,658.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	976,330.50	1,068,689.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,271,132.47	1,262,618.47	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	976,996.17	889,250.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	838,291.74	869,255.32	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	607,003.32	613,591.74	01/01/24	09/30/24	--	0.00	0.00	32,105.53	32,105.53	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	26,826.58	80,519.25	0.00	0.00
76	266,856.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	748,919.04	751,940.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	25,137,581.81	19,825,560.62				6,071,926.36	54,617.63	127,418.20	1,369,606.60	1,826,889.32	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
52	30308760	6,574,815.81	Payoff Prior to Maturity	0.00	0.00
Totals		6,574,815.81		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	17,318,741.79	0	0.00	0	0.00	1	6,574,815.81	4.503441%	4.483101%	6
12/17/24	0	0.00	1	4,267,391.45	0	0.00	0	0.00	1	17,318,741.79	0	0.00	0	0.00	2	10,631,343.12	4.420303%	4.399315%	3
11/18/24	1	4,277,911.76	0	0.00	1	17,318,741.79	0	0.00	1	17,318,741.79	0	0.00	0	0.00	6	74,179,567.18	4.445311%	4.419999%	3
10/18/24	1	4,287,847.62	0	0.00	1	17,318,741.79	0	0.00	1	17,318,741.79	0	0.00	0	0.00	5	49,257,304.11	4.449979%	4.426910%	2
09/17/24	0	0.00	0	0.00	1	17,318,741.79	0	0.00	1	17,318,741.79	0	0.00	0	0.00	3	40,883,811.31	4.444233%	4.419651%	3
08/16/24	1	4,308,145.67	0	0.00	1	17,318,741.79	0	0.00	1	17,318,741.79	0	0.00	0	0.00	4	30,004,352.89	4.445925%	4.420388%	4
07/17/24	0	0.00	1	4,317,962.55	1	17,318,741.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.448050%	4.422255%	5
06/17/24	0	0.00	1	4,328,290.24	1	17,318,741.79	0	0.00	0	0.00	1	11,502,687.68	0	0.00	0	0.00	4.448041%	4.422248%	6
05/17/24	0	0.00	1	4,338,027.85	1	17,318,741.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.448032%	4.422240%	7
04/17/24	2	15,935,090.90	0	0.00	1	17,318,741.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.448023%	4.422232%	8
03/15/24	0	0.00	1	4,357,938.07	1	17,318,741.79	0	0.00	0	0.00	0	0.00	0	0.00	2	33,903,531.98	4.448014%	4.422224%	9
02/16/24	1	4,368,668.15	0	0.00	1	17,318,741.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480090%	4.454310%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	30308720	01/01/23	23	5	(574.16)	1,187,921.57	3,680,708.43	17,744,835.25	08/10/20	7			07/17/24
16	30308724	12/05/24	0	5	69,060.25	69,060.25	18,791.72	17,100,000.00	11/06/24	4
62	30308770	12/01/24	0	5	32,105.53	32,105.53	0.00	5,147,365.64
72	30308780	10/01/24	2	5	26,826.58	80,519.25	30,154.36	4,287,847.62	09/01/21	2
Totals					127,418.20	1,369,606.60	3,729,654.51	44,280,048.51
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		52,256,906	8,445,805	26,492,359		17,318,742
0 - 6 Months		19,820,072	19,820,072	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		14,017,077	14,017,077	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		3,346,951	3,346,951	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	89,441,006	67,864,889	0	4,257,375	0	17,318,742
Dec-24	266,781,948	226,988,026	18,207,789	4,267,391	0	17,318,742
Nov-24	356,512,641	334,915,988	4,277,912	0	0	17,318,742
Oct-24	631,236,652	609,630,062	4,287,848	0	0	17,318,742
Sep-24	700,797,481	683,478,739	0	0	0	17,318,742
Aug-24	747,596,906	725,970,019	4,308,146	0	0	17,318,742
Jul-24	779,187,202	757,550,498	0	4,317,963	17,318,742	0
Jun-24	780,854,774	759,207,742	0	4,328,290	17,318,742	0
May-24	782,428,316	760,771,546	0	4,338,028	17,318,742	0
Apr-24	784,083,930	750,830,097	15,935,091	0	17,318,742	0
Mar-24	785,645,162	763,968,482	0	4,357,938	17,318,742	0
Feb-24	821,349,088	799,661,678	4,368,668	0	17,318,742	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30308718	19,820,071.85	19,820,071.85	32,000,000.00	11/01/20	3,484,876.58	4.43000	12/31/23	02/01/25	239
12	30308720	17,318,741.79	17,744,835.25	17,700,000.00	05/10/24	(987,789.60)	(0.86000)	06/30/24	12/01/24	239
16	30308724	17,100,000.00	17,100,000.00	23,000,000.00	10/02/14	1,209,638.05	1.48000	09/30/24	01/05/25	I/O
55	30308763	0.00	-	10,500,000.00	10/07/14	817,678.88	1.90000	06/30/24	12/01/24	239
56	30308764	0.00	-	12,000,000.00	09/16/14	830,931.32	2.64000	06/30/24	12/01/24	I/O
72	30308780	4,257,374.78	4,287,847.62	7,500,000.00	09/01/14	877,241.78	2.72000	06/30/22	01/01/25	239
76	30308784	0.00	-	7,000,000.00	10/01/14	264,126.60	1.35000	12/31/23	12/01/24	I/O
Totals		58,496,188.42	58,952,754.72	109,700,000.00		6,496,703.61

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
10	30308718	LO	CA	11/30/23	4

1/13/2025 - The Loan transferred to Special Servicing on 12/7/2023. Special Servicer has engaged counsel and requested due diligence documents from the Borrower. Cash Management implemented. Ongoing litigation among partners. Payoff

	statement provided to the Borrower. Borrower has requested a maturity extension through 4/1/2025. Special Servicer is evaluating the Borrower''s request.

12	30308720	OF	NY	08/10/20	7

1/13/2025 - Loan transferred to special servicing following the occurrence of a payment default, among other non-monetary defaults. A foreclosure auction occurred on 7/17/2024 with lender as the winning bidder. Special Servicer is currently

	marketing space at the property for rent and continues to pursue its leasing strategy, final recovery projected in Q1 2026.

16	30308724	RT	NY	11/06/24	4
	1/13/2025 - Loan has recently transferred to SS. Borrower has requested a one year loan maturity extension. Special Servicer is evaluating all options. Due diligence information requested.

55	30308763	RT	CA	07/10/23	98
	Special Servicer comments are not available for this cycle.

56	30308764	RT	CA	12/05/24	98
	Special Servicer comments are not available for this cycle.

72	30308780	LO	TX	09/01/21	2
	Special Servicer comments are not available for this cycle.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
76	30308784	RT	TX	12/05/24	98
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	30308729	0.00	4.50000%	0.00	4.50000%	10	04/26/24	04/26/24	06/04/24
32	30308740	9,786,218.69	4.45000%	9,767,100.19 4.45000%		10	03/25/21	03/25/21	04/22/21
Totals		9,786,218.69		9,767,100.19
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	30308709	11/18/24	100,320,759.20	358,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
3	30308711	09/17/20	45,547,140.93	66,000,000.00	49,876,471.88	2,759,606.62	48,306,747.55	45,547,140.93	0.00	0.00	0.00	0.00	0.00%
6	30308714	12/16/22	27,429,945.70	48,200,000.00	2,762.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
11	30308719	11/18/22	18,252,700.98	24,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
21	30308729	08/16/24	11,459,668.73	14,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
53	30308761	02/18/21	6,806,160.71	4,000,000.00	2,575,683.80	2,484,198.93	2,575,683.80	91,484.87	6,714,675.84	0.00	(19,556.02)	6,734,231.86	89.78%
57	30308765	05/17/22	6,269,117.70	2,600,000.00	3,942,515.66	171,451.09	3,942,515.66	3,771,064.57	2,498,053.13	0.00	2,856.74	2,495,196.39	36.16%
80	30308788	03/17/22	3,791,549.11	3,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
82	30308790	05/17/21	3,407,085.34	3,980,000.00	3,400,864.22	94,261.48	3,400,864.22	3,306,602.74	100,482.60	0.00	75,590.22	24,892.38	0.69%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			223,284,128.40	525,580,000.00	59,798,298.01	5,509,518.12	58,225,811.23	52,716,293.11	9,313,211.57	0.00	58,890.94	9,254,320.63

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/17/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	226,093.94	0.00	0.00	0.00	0.00	0.00	0.00
1	30308709	11/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	30308711	09/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	30308714	12/27/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	30308719	11/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	30308729	08/26/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	30308761	07/17/24	0.00	0.00	6,734,231.86	0.00	0.00	(1,000.00)	0.00	0.00	6,734,231.56
		06/17/24	0.00	0.00	6,735,231.86	0.00	0.00	583.52	0.00	0.00
		10/17/23	0.00	0.00	6,734,648.34	0.00	0.00	(11,555.52)	0.00	0.00
		10/17/22	0.00	0.00	6,746,203.86	0.00	0.00	697.06	0.00	0.00
		05/17/22	0.00	0.00	6,745,506.80	0.00	0.00	101.50	0.00	0.00
		04/18/22	0.00	0.00	6,745,405.30	0.00	0.00	398.37	0.00	0.00
		02/17/22	0.00	0.00	6,745,006.93	0.00	0.00	384.00	0.00	0.00
		01/18/22	0.00	0.00	6,744,622.93	0.00	0.00	139.28	0.00	0.00
		12/17/21	0.00	0.00	6,744,483.65	0.00	0.00	3,495.38	0.00	0.00
		10/18/21	0.00	0.00	6,740,988.27	0.00	0.00	1,593.00	0.00	0.00
		07/16/21	0.00	0.00	6,739,394.97	0.00	0.00	24,719.13	0.00	0.00
		02/18/21	0.00	0.00	6,714,675.84	0.00	0.00	6,714,675.84	0.00	0.00
57	30308765	04/17/24	0.00	0.00	2,495,196.39	0.00	0.00	(858.19)	0.00	0.00	2,495,196.39
		03/15/24	0.00	0.00	2,496,054.58	0.00	0.00	(96.58)	0.00	0.00
		02/16/24	0.00	0.00	2,496,151.16	0.00	0.00	(7,989.13)	0.00	0.00
		08/17/23	0.00	0.00	2,504,140.29	0.00	0.00	58.78	0.00	0.00
		09/16/22	0.00	0.00	2,504,081.51	0.00	0.00	6,028.38	0.00	0.00
		05/17/22	0.00	0.00	2,498,053.13	0.00	0.00	2,498,053.13	0.00	0.00
80	30308788	03/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
82	30308790	04/17/24	0.00	0.00	24,892.38	0.00	0.00	(82.43)	0.00	0.00	24,892.38
		07/17/23	0.00	0.00	24,974.81	0.00	0.00	(75,507.79)	0.00	0.00
		05/17/21	0.00	0.00	100,482.60	0.00	0.00	100,482.60	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	226,093.95	9,254,320.63	0.00	0.00	9,254,320.33	0.00	0.00	9,254,320.33

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	4,277.00	0.00	0.00	0.00	0.00	0.00	245.97	0.00	0.00	0.00
12	0.00	0.00	3,728.34	0.00	0.00	0.00	0.00	63,605.48	0.00	0.00	0.00	0.00
16	0.00	0.00	3,681.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	(1,492.51)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	79,334.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	(21,859.69)	0.00	0.00	0.00	0.00	0.00	(444.89)	0.00	8,296.05	0.00
62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	27.27	0.00	0.00	0.00
72	0.00	0.00	918.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(16,426.85)	0.00
Total	(1,492.51)	0.00	(9,254.43)	0.00	79,334.90	0.00	0.00	63,605.48	(171.65)	0.00	(8,130.80)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		123,890.99

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27